Alger Mid Cap Growth Fund Annual Fund Operating Expenses - Class A B C Shares [Member] - Alger Mid Cap Growth Fund	Oct. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.22%
Class B
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.94%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	2.04%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .76%, and for assets in excess of $1 billion is .70%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2025 was .76%.
[2]	For the year ended October 31, 2025, the Manager voluntarily waived .55% of Class B Shares’ expenses, equal to $69,562, which is not reflected in the above table. Such waiver is not guaranteed to continue.